Financial risk management, objectives and policies, Credit risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Institution Vessel Counterparty Customer	Dec. 31, 2020 USD ($) Vessel Customer Counterparty	Dec. 31, 2019 Vessel Customer Counterparty
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		7	18	5
Number of vessels | Vessel		26	27	27
Number of counterparties | Counterparty		5	10	4
Number of vessels operated in spot market | Vessel		19	9	22
Number of financial institutions for holding cash | Institution		6
Number of major customers | Customer		5	5	5
Current trade receivables	[1]	$ 30,361	$ 30,060
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		60,658	68,641
Accounts receivable and accrued revenues		30,361	30,060
Maximum credit exposure		91,018	$ 98,700
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		10,317
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		5,164
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		5,156
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		2,999
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 2,411

[1]	Amortized cost.